General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.  General

Organization

Kinder Morgan Energy Partners, L.P. is a Delaware limited partnership formed in August 1992.  Unless the context requires otherwise, references to "we," "us," "our," "KMP," or the "Partnership" are intended to mean Kinder Morgan Energy Partners, L.P. and its consolidated subsidiaries.  We own and manage a diversified portfolio of energy transportation and storage assets and presently conduct our business through five reportable business segments.

These segments and the activities performed to provide services to our customers and create value for our unitholders are as follows:

-	Products Pipelines - transporting, storing and processing refined petroleum products;

-	Natural Gas Pipelines - transporting, storing, buying, selling, gathering, treating and processing natural gas;

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CO2 - transporting oil, producing, transporting and selling carbon dioxide, commonly called CO2, for use in, and selling crude oil, natural gas and natural gas liquids produced from, enhanced oil recovery operations;

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Terminals - transloading, storing and delivering a wide variety of bulk, petroleum, petrochemical and other liquid products at terminal facilities located across the United States and portions of Canada; and

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Kinder Morgan Canada - transporting crude oil and refined petroleum products from Edmonton, Alberta, Canada to marketing terminals and refineries in British Columbia and the state of Washington, and owning a one-third interest in an integrated oil transportation network that connects Canadian and United States producers to refineries in the U.S. Rocky Mountain and Midwest regions.

We focus on providing fee-based services to customers, generally avoiding near-term commodity price risks and taking advantage of the tax benefits of a limited partnership structure.  We trade on the New York Stock Exchange under the symbol "KMP," and we conduct our operations through the following five limited partnerships: (i) Kinder Morgan Operating L.P. "A"; (ii) Kinder Morgan Operating L.P. "B"; (iii) Kinder Morgan Operating L.P. "C"; (iv) Kinder Morgan Operating L.P. "D"; and (v) Kinder Morgan CO2 Company, L.P.  Combined, the five limited partnerships are referred to as our operating partnerships, and we are the 98.9899% limited partner and our general partner is the 1.0101% general partner in each.  Both we and our operating partnerships are governed by Amended and Restated Agreements of Limited Partnership, as amended, and certain other agreements that are collectively referred to in this report as the partnership agreements.

Kinder Morgan, Inc., Kinder Morgan Kansas, Inc. and Kinder Morgan G.P., Inc.

Kinder Morgan, Inc., a Delaware corporation and referred to as KMI in this report, indirectly owns all the common stock of Kinder Morgan Kansas, Inc.  Kinder Morgan Kansas, Inc. is a Kansas corporation and indirectly owns all the common stock of our general partner, Kinder Morgan G.P., Inc., a Delaware corporation.  In July 2007, our general partner issued and sold 100,000 shares of Series A fixed-to-floating rate term cumulative preferred stock due 2057.  The consent of holders of a majority of these preferred shares is required with respect to a commencement of or a filing of a voluntary bankruptcy proceeding with respect to us or two of our subsidiaries, SFPP, L.P. and Calnev Pipe Line LLC.  As of December 31, 2011, KMI and its consolidated subsidiaries owned, through KMI's general and limited partner interests in us and its ownership of shares issued by its subsidiary Kinder Morgan Management, LLC (discussed following), an approximate 12.4% interest in us.

Prior to May 30, 2007, Kinder Morgan Kansas, Inc. was known as Kinder Morgan, Inc., and on that date, it merged with a wholly-owned subsidiary of its parent, Knight Holdco LLC, a private company owned by investors led by Richard D. Kinder, Chairman and Chief Executive Officer of both our general partner and Kinder Morgan Management, LLC.  This merger is referred to in this report as the going-private transaction, and following the merger, Kinder Morgan, Inc. (the surviving legal entity from the merger) was renamed Knight, Inc.  On July 15, 2009, Knight Inc. changed its name back to Kinder Morgan, Inc., and subsequently, Knight Holdco LLC was renamed Kinder Morgan Holdco LLC.

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On November 23, 2010, Kinder Morgan Holdco LLC filed a registration statement on Form S-1 with the Securities and Exchange Commission for a proposed initial public offering of its common stock.  The registration statement became effective on February 10, 2011.  In connection with the offering, Kinder Morgan Holdco LLC converted from a Delaware limited liability company to a Delaware corporation named Kinder Morgan, Inc. (KMI), and the former Kinder Morgan, Inc. was renamed Kinder Morgan Kansas, Inc.  On February 11, 2011, KMI's common stock began trading on the New York Stock Exchange under the symbol "KMI," and on February 16, 2011, the initial public offering closed.  All of the common stock that was sold in the offering was sold by existing investors, consisting of funds advised by or affiliated with Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC.  KMI did not receive any proceeds from the offering.

On October 16, 2011, KMI and El Paso Corporation announced a definitive agreement whereby KMI will acquire all of the outstanding shares of El Paso in a transaction that would, as of the announcement date, create an energy company that would have an enterprise value of approximately $94 billion and would own an interest in approximately 80,000 miles of pipelines.  As of the announcement date, the total purchase price, including the assumption of debt outstanding at both El Paso Corporation and El Paso Pipeline Partners, L.P., was approximately $38 billion.  El Paso Corporation owns a 42% limited partner interest and the 2% general partner interest in El Paso Pipeline Partners, L.P.

On March 2, 2012, 100% of all voting KMI shareholders approved the proposed El Paso acquisition, and on March 9, 2012, more than 95% of voting El Paso shareholders approved the acquisition.  The transaction is subject to customary regulatory approvals, and currently, we expect this transaction to close in the second quarter of 2012.

On March 15, 2012, KMI announced that it had reached an agreement with the U.S. Federal Trade Commission (FTC) to divest certain of our assets in order to receive regulatory approval for its proposed El Paso acquisition.  Subject to final FTC approval, KMI agreed to sell our (i) Kinder Morgan Interstate Gas Transmission natural gas pipeline system; (ii) Trailblazer natural gas pipeline system; (iii) Casper and Douglas natural gas processing operations; and (iv) 50% equity investment in the Rockies Express natural gas pipeline system.  In this report, we refer to this combined group of assets as our FTC Natural Gas Pipelines disposal group.  Prior to this announced divestiture, we included all of these assets in our Natural Gas Pipelines business segment.

Kinder Morgan Management, LLC

Kinder Morgan Management, LLC, referred to as KMR in this report, is a Delaware limited liability company that was formed on February 14, 2001.  Its shares represent limited liability company interests and are traded on the New York Stock Exchange under the symbol "KMR."  Our general partner owns all of KMR's voting securities and, pursuant to a delegation of control agreement, has delegated to KMR, to the fullest extent permitted under Delaware law and our partnership agreement, all of its power and authority to manage and control our business and affairs, except that KMR cannot take certain specified actions without the approval of our general partner.

Under the delegation of control agreement, KMR manages and controls our business and affairs and the business and affairs of our operating limited partnerships and their subsidiaries.  Furthermore, in accordance with its limited liability company agreement, KMR's activities are limited to being a limited partner in, and managing and controlling the business and affairs of us, our operating limited partnerships and their subsidiaries.  As of December 31, 2011, KMR owned approximately 29.3% of our outstanding limited partner units (which are in the form of i-units that are issued only to KMR).